Employee benefits (Tables)	12 Months Ended
Dec. 31, 2024
Employee benefits [Abstract]
Expenses Recognized for Employee Benefits
The expenses recognized for employee benefits are:

	2024	2023	2022
Salaries and benefits	$304,353	$264,005	$272,092
Pensions – defined benefit plans	10,578	10,949	13,224
	$314,931	$274,954	$285,316

Liabilities Recognized for Pensions and Other Remunerations
The long-term liabilities recognized for pensions and other employee remunerations in the consolidated statement of financial position are comprised as follows:

	2024	2023
Long-term:
Pensions	$42,358	$44,808
Seniority premium	8,639	8,906
Termination of employment	23,685	23,676
	$74,682	$77,390

Details of Net Cost for the Period
The details of the net cost for the period for seniority premiums and termination of employment, and also the basic actuarial estimates for the calculation of these labor obligations were shown as follows:

	2024		2023
	Pensions and seniority premiums	Termination of employment	Pensions and seniority premiums	Termination of employment
Current service cost	$1,409	$2,044	$(10,164)	$13,620
Interest cost	4,798	2,327	6,062	1,431
Net cost for the period	$6,207	$4,371	$(4,102)	$15,051

Reserve for Pensions and Seniority Premiums
At December 31, 2024 and 2023, the reserve for pensions and seniority premiums, and also for the termination of employment, were comprised as follows:

	2024		2023
	Pensions and seniority premiums	Termination of employment	Pensions and seniority premiums	Termination of employment
Defined benefit obligations	$51,618	$23,685	$54,204	$23,676
Assets plan	(622)	-	(490)	-
Total reserve	$50,996	$23,685	$53,714	$23,676

Defined Benefit Obligations
As of December 31, 2024, and 2023, the defined benefit obligations (DBO) for pensions and seniority premiums, and also for the reserve for termination of employment, were comprised as follows:

	2024		2023
	Pensions and seniority premiums	Termination of employment	Pensions and seniority premiums	Termination of employment
DBO at beginning of period	$54,204	$23,676	$70,223	$14,914
Current service cost	1,409	2,044	(10,164)	13,620
Interest cost	4,798	2,327	6,062	1,431
Benefits paid	(2,034)	(517)	(1,297)	(310)
Benefits paid from plan assets	(6,228)	-	(6,674)	-
Past service cost	(531)	(3,845)	(3,946)	(5,979)
DBO at end of period	$51,618	$23,685	$54,204	$23,676

The assets plan as of December 31, 2024 and 2023 were comprised as follows:

	2024	2023
Value of the fund at beginning of year	$490	$485
Expected return on assets	175	(39)
Plan contributions	6,228	5,647
Benefits paid	(6,228)	(5,647)
Interests on assets plan	(44)	44
Value of the fund at end of year	$621	$490

Effects of Changes to Actuarial Assumptions
The changes in the pension plan, seniority premium, and termination of employment plan as of December 31, 2024 and 2023 were as follows:

	2024	2023
Reserve for obligations at the beginning of the period	$77,390	$84,652
Cost for the period	10,578	10,949
Interest income	44	(44)
Contributions to the plan	(6,228)	(5,647)
Benefits paid on pension plan	(2,726)	(4,028)
Miscellaneous	175	(39)
Actuarial gain or losses	(4,551)	(8,453)
Reserve for obligations at the end of the period	$74,682	$77,390

The significant actuarial assumptions used for the valuation were:

	2024	2023
Discount rate	11.25%	10.75%
Salary increase rate	4.00%	4.00%
Inflation rate	3.50%	3.50%
Average working life expectancy	14.34	14.00

The following table summarizes the effects of changes to these actuarial assumptions on the defined benefits obligations at December 31, 2024:

	1.0% increase	1.0% decrease
Discount rate
(Decrease) increase in the defined benefits obligation	(1,142)	1,258

Salary increase rate
Increase (decrease) in the defined benefits obligation	532	(938)

	Increase in 1 year	Decrease in 1 year
Average life expectancies
(Decrease) increase in the defined benefits obligation	(53)	12